COMMITMENTS, CONTINGENCIES AND GUARANTEES - Summary of Letters of Credit Issued (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 1,099	$ 716
Brookfield Renewable along with institutional investors
Disclosure of contingent liabilities [line items]
Issued letters of credit	117	46
Brookfield Renewable's subsidiaries
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 982	$ 670